Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating expenses:
Research and development, net	$ 8,398	$ 7,442	$ 17,095	$ 13,460
Marketing and business development	923	739	1,698	1,391
General and administrative	2,243	2,449	4,723	4,576
Operating loss	11,564	10,630	23,516	19,427
Financial expense (income), net	281	(153)	203	(263)
Loss	$ 11,845	$ 10,477	$ 23,719	$ 19,164
Basic and diluted loss per Ordinary share (in Dollars per share)	$ 0.61	$ 0.56	$ 1.23	$ 1.03
Weighted average number of Ordinary shares used in computing basic and diluted loss per share (in Shares)	19,505,246	18,747,967	19,222,423	18,685,906